UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22562
Investment Company Act file number:

Babson Capital Global Short Duration High Yield Fund
(Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

(704)805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 127.85%*:
Bank Loans§ — 21.10%*:
Broadcasting and Entertainment — 0.41%*:
Learfield Communications Inc.	8.75	10/8/2021	1,800,000	$1,816,517	$1,795,500
Total Broadcasting and Entertainment			1,800,000	1,816,517	1,795,500

Cargo Transport — 1.01%*:
Direct ChassisLink Inc. (add on facility)	8.25	11/12/2019	641,096	641,096	620,260
Direct ChassisLink Inc.	8.25	11/30/2021	3,952,381	3,894,977	3,823,929
Total Cargo Transport			4,593,477	4,536,073	4,444,189

Chemicals, Plastics and Rubber — 0.75%*:
Flint Group Holdings+	8.25	9/30/2022	3,451,145	3,437,640	3,307,336
Total Chemicals, Plastics and Rubber			3,451,145	3,437,640	3,307,336

Diversified/Conglomerate Service — 1.60%*:
Redprarie Corporation	6.00	12/21/2018	2,940,281	2,894,693	2,893,119
Redprarie Corporation	11.25	12/14/2019	4,632,646	4,664,851	4,183,882
Total Diversified/Conglomerate Service			7,572,927	7,559,544	7,077,001

Electronics — 1.73%*:
Kronos, Inc.	9.75	4/30/2020	7,485,880	7,411,033	7,644,955
Total Electronics			7,485,880	7,411,033	7,644,955

Farming and Agriculture — 1.41%*:
Allflex Holdings, Inc.	8.00	7/17/2021	6,232,322	6,232,100	6,224,532
Total Farming and Agriculture			6,232,322	6,232,100	6,224,532

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (continued)

Finance — 1.74%*:
Confie Seguros Holding	10.25	5/8/2019	2,380,257	$2,356,556	$2,370,331
Cunningham Lindsey Group, Inc.	9.25	6/10/2020	5,504,015	5,517,331	5,325,135
Total Finance			7,884,272	7,873,887	7,695,466

Healthcare, Education and Childcare — 0.76%*:
Sage Products Holdings III, LLC	9.25	6/15/2020	3,325,292	3,275,431	3,354,388
Total Healthcare, Education and Childcare			3,325,292	3,275,431	3,354,388

Mining, Steel, Iron and Non-Precious Metals — 0.63%*:
Boomerang Tube, LLC	11.75	10/11/2017	5,017,522	4,985,743	2,759,637
Total Mining, Steel, Iron and Non-Precious Metals			5,017,522	4,985,743	2,759,637

Oil and Gas — 9.22%*:
Caelus Energy Alaska	8.75	4/2/2021	17,863,828	17,309,223	14,142,257
Fieldwood Energy LLC	8.38	9/30/2020	10,787,706	9,584,570	7,867,366
Jonah Energy LLC	7.50	5/12/2021	1,963,216	1,980,152	1,740,725
MD America Energy, LLC	9.50	7/2/2019	6,922,738	6,607,000	6,678,296
NFR Energy LLC	8.75	12/31/2018	7,684,465	7,776,170	3,758,164
Templar Energy	8.50	9/30/2021	9,700,000	9,424,423	6,551,574
Total Oil and Gas			54,921,953	52,681,538	40,738,382

Retail Store — 0.64%*:
FleetPride	9.25	5/19/2020	3,000,000	2,948,555	2,835,000
Total Retail Store			3,000,000	2,948,555	2,835,000

Telecommunications — 1.20%*:
Eircom Finance Ltd+^	4.54	9/30/2017	5,000,000	6,665,290	5,290,209
Total Telecommunications			5,000,000	6,665,290	5,290,209

Total Bank Loans			110,284,790	109,423,351	93,166,595

Corporate Bonds — 106.75%*:
Aerospace and Defense — 1.58%*:
Intrepid Aviation Group Holdings#^	6.88	2/15/2019	3,000,000	3,000,000	2,745,000
CPI International Inc.	8.75	2/15/2018	4,122,000	4,224,140	4,219,897
Total Aerospace and Defense			7,122,000	7,224,140	6,964,897

Automobile — 9.11%*:
Accuride Corp#	9.50	8/1/2018	11,210,000	11,297,260	11,686,425
Affinia#	7.75	5/1/2021	3,240,000	3,327,855	3,353,400
Allied Specialty Vehicles#^	8.50	11/1/2019	6,000,000	5,965,020	6,315,000
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	8,235,000	8,599,733	8,934,975
International Automotive Components Group, S.A.#^	9.13	6/1/2018	8,125,000	8,234,606	8,257,031
Tupy SA#+^	6.63	7/17/2024	1,750,000	1,750,000	1,680,000
Total Automobile			38,560,000	39,174,474	40,226,831

Banking — 0.54%*:
Lock AS+^	7.00	8/15/2021	2,050,000	2,665,247	2,374,885
Total Banking			2,050,000	2,665,247	2,374,885

Beverage, Food and Tobacco — 2.04%*:
EWOS+^	6.75	11/1/2020	2,300,000	3,137,241	2,454,764
Findus+^	9.13	7/1/2018	1,850,000	2,420,573	2,106,070
Findus+^	9.50	7/1/2018	1,500,000	2,610,596	2,353,033
Pizza Express+	6.63	8/1/2021	1,350,000	2,293,227	2,107,468
Total Beverage, Food and Tobacco			7,000,000	10,461,637	9,021,335

Broadcasting and Entertainment — 2.75%*:
Arqiva Finance+^	9.50	3/31/2020	5,000,000	7,895,144	8,194,265
RCN Cable#^	8.50	8/15/2020	3,733,000	3,855,905	3,956,980
Total Broadcasting and Entertainment			8,733,000	11,751,049	12,151,245

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (continued)

Buildings and Real Estate — 5.24%*:
Forestar Real Estate Group Inc.#^	8.50	6/1/2022	6,591,000	$6,810,003	$6,360,315
Keystone Financing+^	9.50	10/15/2019	2,650,000	4,262,488	4,161,938
Lyon Williams Homes, Inc.#	8.50	11/15/2020	8,000,000	8,046,024	8,660,000
Monier Holdings SCA+^	5.07	10/15/2020	100,000	138,845	108,526
Paroc Group+^	6.25	5/15/2020	1,050,000	1,444,431	1,072,558
Roofing Supply LLC#^	10.00	6/1/2020	2,834,000	3,058,441	2,770,235
Total Buildings and Real Estate			21,225,000	23,760,232	23,133,572

Cargo Transport — 4.42%*:
Kenan Advantage Group, Inc.#^	8.38	12/15/2018	10,750,000	10,856,224	11,180,000
Moto Hospitality Limited#+^	10.25	3/15/2017	2,000,000	3,149,044	3,115,126
Moto Hospitality Limited+^	6.38	9/1/2020	2,400,000	3,584,497	3,595,746
Quality Distribution Inc.#	9.88	11/1/2018	1,541,000	1,620,481	1,614,198
Total Cargo Transport			16,691,000	19,210,246	19,505,070

Chemicals, Plastics and Rubber — 6.63%*:
Associated Asphalt Partners LLC#^	8.50	2/15/2018	1,839,000	1,839,000	1,756,245
Ciech Group Finance#+^	9.50	11/30/2019	2,100,000	2,799,955	2,498,495
Consolidated Energy Finance S.A.#+^	6.75	10/15/2019	4,630,000	4,528,582	4,664,725
Cornerstone Chemical Co.#^	9.38	3/15/2018	4,725,000	4,839,673	4,890,375
LSB Industries, Inc.#	7.75	8/1/2019	3,000,000	3,000,000	3,127,500
Omnova Solutions, Inc.#	7.88	11/1/2018	3,154,000	3,230,868	3,201,310
Pinnacle Operating Corp.#^	9.00	11/15/2020	2,635,000	2,641,984	2,661,350
TPC Group, Inc.#^	8.75	12/15/2020	7,065,000	7,135,554	6,464,475
Total Chemicals, Plastics and Rubber			29,148,000	30,015,616	29,264,475

Containers, Packaging and Glass — 3.32%*:
Innovia Group Finance+^	5.03	3/31/2020	750,000	1,021,099	796,354
Multi Packaging Solutions, Inc.#^	8.50	8/15/2021	6,105,000	6,136,733	6,181,313
Onex Wizard Acquisition Co+^	7.75	2/15/2023	3,600,000	4,134,082	4,091,912
Paperworks Industries, Inc.#^	9.50	8/15/2019	3,500,000	3,574,538	3,587,500
Total Containers, Packaging and Glass			13,955,000	14,866,452	14,657,079

Diversified/Conglomerate Manufacturing — 3.67%*:
Appvion Inc.#^	9.00	6/1/2020	13,200,000	13,438,037	8,679,000
Carlisle Transportation Products#^	8.25	12/15/2019	3,950,000	4,051,320	4,068,500
Heat Exchangers+^	5.38	6/15/2021	300,000	408,886	331,509
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,275	3,150,000
Total Diversified/Conglomerate Manufacturing			20,450,000	20,842,518	16,229,009

Diversified/Conglomerate Service — 1.60%*:
Bravida+^	5.65	6/15/2019	4,500,000	685,636	527,743
Carlson Travel Holdings Inc.#^	7.50	8/15/2019	2,690,000	2,729,788	2,723,625
Verisure Holdings#+^	6.54	9/1/2018	3,500,000	4,475,420	3,838,627
Total Diversified/Conglomerate Service			10,690,000	7,890,844	7,089,995

Diversified Natural Resources, Precious Metals and Minerals — 0.91%*:
Lecta S.A.#+^	8.88	5/15/2019	1,090,000	1,421,695	1,239,409
Lecta S.A.#+^	5.55	5/15/2018	2,600,000	3,284,026	2,774,672
Total Diversified Natural Resources, Precious Metals and Minerals			3,690,000	4,705,721	4,014,081

Electronics — 1.89%*:
International Wire Group, Inc.#^	8.50	10/15/2017	8,086,000	8,192,721	8,369,010
Total Electronics			8,086,000	8,192,721	8,369,010

Farming and Agriculture — 0.40%*:
Chiquita Brands International Inc.#	7.88	2/1/2021	1,602,000	1,590,369	1,754,190
Total Farming and Agriculture			1,602,000	1,590,369	1,754,190

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (continued)

Finance — 7.56%*:
Cabot Financial+^	6.50	4/1/2021	300,000	$494,821	$419,207
Cabot Financial#+^	10.38	10/1/2019	3,750,000	6,261,753	6,113,435
Cerved Holding Spa+^	8.00	1/15/2021	2,700,000	3,609,978	3,164,448
First Data Corp.#	11.25	1/15/2021	3,896,000	3,888,500	4,431,700
Galaxy Bidco Ltd.+^	6.38	11/15/2020	650,000	1,053,229	969,104
Galaxy Finco Ltd.+^	7.88	11/15/2021	3,900,000	6,351,994	5,681,331
Lowell Group Financing PLC#+^	10.75	4/1/2019	3,000,000	5,107,044	4,828,446
Lowell Group Financing PLC+^	5.88	4/1/2019	650,000	1,083,586	915,995
Marlin Financial+^	10.50	8/1/2020	1,850,000	2,945,939	3,025,566
TMF Group Holding#+^	5.42	12/1/2018	1,400,000	1,802,552	1,521,812
TMF Group Holding+^	9.88	12/1/2019	2,000,000	2,681,014	2,301,456
Total Finance			24,096,000	35,280,410	33,372,500

Grocery — 0.22%*:
Premier Foods Finance+^	6.50	3/15/2021	700,000	1,162,135	954,007
Total Grocery			700,000	1,162,135	954,007

Healthcare, Education and Childcare — 10.39%*:
Cerba+^	8.25	2/1/2020	2,200,000	2,503,916	2,457,205
Crown Newco PLC#+^	8.88	2/15/2019	6,600,000	10,892,885	10,186,320
Elli Finance+^	8.75	6/15/2019	5,000,000	8,680,377	7,577,678
HomeVi SAS+^	6.88	8/15/2021	1,450,000	1,941,618	1,656,550
Kindred Healthcare, Inc.^	8.75	1/15/2023	3,199,000	3,199,000	3,502,905
Prospect Medical Holdings Inc.#^	8.38	5/1/2019	5,000,000	5,069,125	5,312,500
Tenet Healthcare Corporation#	8.13	4/1/2022	3,700,000	3,700,000	4,079,250
Unilabs+^	7.32	7/15/2018	2,600,000	3,583,218	2,769,080
Unilabs+^	8.50	7/15/2018	2,450,000	3,206,863	2,746,312
Valeant^	6.13	4/15/2025	2,006,000	2,006,000	2,076,210
Valeant#+^	7.50	7/15/2021	3,260,000	3,260,000	3,525,886
Total Healthcare, Education and Childcare			37,465,000	48,043,002	45,889,896

Hotels, Motels, Inns and Gaming — 0.71%*:
Gala Group Finance#+	8.88	9/1/2018	2,025,000	3,259,721	3,150,250
Total Hotels, Motels, Inns and Gaming			2,025,000	3,259,721	3,150,250

Insurance — 2.11%*:
Hastings Insurance Group+^	8.00	10/21/2020	3,550,000	5,721,462	5,565,216
Onex York Acquisition Corp.#^	8.50	10/1/2022	3,524,000	3,524,000	3,330,180
Towergate Finance PLC+^	8.50	2/15/2018	300,000	466,998	433,893
Total Insurance			7,374,000	9,712,460	9,329,289

Leisure, Amusement, Motion Pictures and Entertainment — 3.27%*:
Palace Entertainment Holdings#^	8.88	4/15/2017	4,324,000	4,425,678	4,388,860
Travelex+^	8.00	8/1/2018	2,800,000	4,349,941	4,350,793
Vue Cinimas+^	7.88	7/15/2020	3,650,000	5,861,004	5,685,105
Total Leisure, Amusement, Motion Pictures and Entertainment			10,774,000	14,636,623	14,424,758

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 2.95%*:
KM Germany Holding+	8.75	12/15/2020	1,305,000	1,688,927	1,539,306
Milacron LLC#^	8.38	5/15/2019	4,640,000	4,730,339	4,953,200
Xerium Technologies#	8.88	6/15/2018	6,324,000	6,359,909	6,529,530
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			12,269,000	12,779,175	13,022,036

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (continued)

Mining, Steel, Iron and Non-Precious Metals — 2.82%*:
Constellium Holdco B.V.+^	7.00	1/15/2023	2,250,000	$2,764,909	$2,455,012
Hecla Mining Company#	6.88	5/1/2021	4,388,000	4,358,101	3,883,380
Murray Energy Corp#^	8.63	6/15/2021	1,050,000	1,096,735	1,097,250
Murray Energy Corp#^	9.50	12/5/2020	4,492,000	4,673,007	5,031,040
Total Mining, Steel, Iron and Non-Precious Metals			12,180,000	12,892,752	12,466,682

Oil and Gas — 16.68%*:
Baytex Energy Ltd.+^	5.63	6/1/2024	4,000,000	3,266,608	3,660,000
Calumet Specialty Products#	7.63	1/15/2022	1,135,000	1,117,907	1,146,350
Calumet Specialty Products#^	6.50	4/15/2021	8,000,000	7,924,736	7,760,000
CHC Helicopter#+	9.25	10/15/2020	1,722,600	1,753,280	1,455,597
CHC Helicopter#	9.38	6/1/2021	3,250,000	3,340,132	1,950,000
CITGO Holding Inc.^	10.75	2/15/2020	6,934,000	6,713,846	7,142,020
Era Group Inc.#	7.75	12/15/2022	3,019,000	3,035,871	2,913,335
Ferrellgas Partners LP#	8.63	6/15/2020	7,135,000	7,023,667	7,366,887
Headwaters, Inc.#	7.63	4/1/2019	3,000,000	3,091,719	3,125,100
Jupiter Resources Inc.#+^	8.50	10/1/2022	10,025,000	9,559,367	8,220,500
Kosmos Energy Ltd.#+^	7.88	8/1/2021	2,722,000	2,536,602	2,511,045
Millennium Offshore#+^	9.50	2/15/2018	6,000,000	6,000,000	5,390,490
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,219,737	6,337,500
Resolute Energy Corp.#	8.50	5/1/2020	7,285,000	7,409,198	3,059,700
Topaz Marine SA#+^	8.63	11/1/2018	6,877,000	6,915,003	6,052,035
Welltec#+^	8.00	2/1/2019	5,951,000	6,040,890	5,593,940
Total Oil and Gas			83,055,600	81,948,563	73,684,499

Personal, Food and Miscellaneous — 2.39%*:
Brake Brothers Acquisition PLC+^	7.13	12/15/2018	5,000,000	8,306,855	7,528,815
Teamsystem S.P.A.+^	7.38	5/15/2020	2,680,000	3,549,011	3,045,337
Total Personal, Food and Miscellaneous			7,680,000	11,855,866	10,574,152

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (continued)

Printing and Publishing — 0.69%*:
Cimpress N.V.^	7.00	4/1/2022	1,560,000	$1,560,000	$1,579,500
Zebra Technologies Corp.#^	7.25	10/15/2022	1,359,000	1,359,000	1,464,323
Total Printing and Publishing			2,919,000	2,919,000	3,043,823

Retail Store — 8.21%*:
Boing Group Finance+^	6.63	7/15/2019	3,050,000	4,167,720	3,164,979
Brighthouse Group PLC+^	7.88	5/15/2018	2,000,000	3,113,206	2,699,776
GRD Holding Corp.#^	10.75	6/1/2019	3,150,000	3,209,607	3,425,625
HD Supply, Inc.#	11.50	7/15/2020	5,000,000	5,236,156	5,781,250
House Fraser PLC#+^	8.88	8/15/2018	6,500,000	10,626,427	10,216,338
HSS Financing PLC+^	6.75	8/1/2019	306,000	506,522	475,480
New Look Retail Group Limited+^	8.75	5/14/2018	5,000,000	7,720,112	7,750,731
Pantry, Inc#	8.38	8/1/2020	875,000	902,111	993,125
Takko Fashion+^	9.88	4/15/2019	3,800,000	4,985,019	1,736,522
Total Retail Store			29,681,000	40,466,880	36,243,826

Telecommunications — 3.01%*:
Altice Financing+^	6.63	2/15/2023	661,000	661,000	680,830
Altice S.A.#+^	7.75	5/15/2022	3,240,000	3,240,000	3,294,675
Eircom Finance Ltd+^	9.25	5/15/2020	1,450,000	2,136,426	1,695,528
Numericable Group+^	5.38	5/15/2022	700,000	967,158	786,617
Numericable Group+	5.63	5/15/2024	950,000	1,312,572	1,077,767
Numericable Group+^	6.00	5/15/2022	1,280,000	1,280,000	1,296,000
Numericable Group+^	6.25	5/15/2024	690,000	690,000	698,625
Sprint Nextel Corporation#	7.25	9/15/2021	2,650,000	2,650,000	2,663,250
UPC Broadband+^	6.75	3/15/2023	430,000	454,018	485,619
Wind Acquisition+^	7.00	4/23/2021	550,000	758,861	629,825
Total Telecommunications			12,601,000	14,150,035	13,308,736

Textiles & Leather — 1.64%*:
Perry Ellis International Inc#	7.88	4/1/2019	7,000,000	7,202,561	7,227,500
Total Textiles & Leather			7,000,000	7,202,561	7,227,500

Total Corporate Bonds			438,821,600	498,660,449	471,447,628

Total Fixed Income			549,106,390	608,083,800	564,614,223

Other assets and liabilities — (27.85)%					(122,988,662)
Net Assets — 100%					$441,625,561

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (continued)

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2015.
	United States	59.8%
	United Kingdom	20.9%
	Canada	3.0%
	France	2.0%
	Sweden	1.8%
	Germany	1.2%
	Ireland	1.2%
	Italy	1.2%
	Netherlands	1.1%
	Azerbaijan	1.1%
	(Individually less than 1%)	6.6%
		100.0%

FORWARD FOREIGN EXCHANGE CONTRACTS at March 31, 2015 (Unaudited)

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
J.P. Morgan
British pounds		Sell	4/16/2015	$(114,161,544)	$(112,150,079)	$2,011,465
U.S. Dollars		Buy	4/16/2015	114,161,544	114,161,544	-
				-	2,011,465	2,011,465

Morgan Stanley
British pounds		Sell	4/16/2015	$(3,571,222)	$(3,559,774)	$11,448
Euros		Sell	4/16/2015	(63,696,018)	(63,125,896)	570,122
Swedish krona		Sell	4/16/2015	(547,086)	(538,941)	8,145
Swiss francs		Sell	4/16/2015	(504,260)	(511,208)	(6,948)
U.S. Dollars		Buy	4/16/2015	68,318,586	68,318,586	-
				-	582,767	582,767

				-	2,594,232	2,594,232

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2015 for Babson Capital Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$608,083,800
Gross unrealized appreciation	14,174,276
Gross unrealized depreciation	(57,643,854)
Net unrealized depreciation	$(43,469,577)

*The above table only reflects tax adjustments through December 31, 2014.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Fixed Income:
Bank Loans	$-	$88,722,406	$4,444,189	$93,166,595
Bonds	-	471,447,628	-	471,447,628
Total Fixed Income	$-	$560,170,034	$4,444,189	$564,614,223
Derivative Securities:
Foreign Exchange Contracts:	$-	$2,601,180	$-	$2,601,180
Total Derivative Securities	-	2,601,180	-	2,601,180
Total Assets	$-	$562,771,214	$4,444,189	$567,215,403
Liabilities:
Foreign Exchange Contracts	$-	$6,948	$-	$6,948
Total Liabilities:	$-	$6,948	$-	$6,948

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2015.

Type of Assets	Fair value as of March 31, 2014	Valuation Techniques(s)	Unobservable Input

Second Lien Term Loans
Direct ChassisLink, Inc.	$ 4,444,189	Market Comparables	Average of broker quotes for comparable securities: $99.40; Discount for lack of marketability: 1%.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period from January 1, 2015 through March 31, 2015. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Balance as of December 31, 2014	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation / Depreciation	Balance as of March 31, 2015	Change in Unrealized Appreciation / Depreciation from Investments Held as of March 31, 2015
Fixed Income
Bank Loan	$4,477,282	$-	$(11,139)	$-	$138	$(22,092)	$4,444,189	$(22,092)

Derivative Instruments

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized an asset on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with Morgan Stanley and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $2,601,180 in net unrealized appreciation and a liability of $6,948 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of March 31, 2015 are indicative of the volume of activity during the period.

For the period from January 1, 2015 through March 31, 2015, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of March 31, 2015.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments as of March 31, 2015:

	Statement of Assets and Liabilities Location	Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$2,601,180
Total Asset Derivatives		$2,601,180
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$6,948
Total Liability Derivatives		$6,948

     The effect of derivative instruments on the Statement of Operations for the period from January 1, 2015 through March 31, 2015:

Amount of Realized Gain/(Loss) on Derivatives

Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$11,557,203
Total	$11,557,203

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$1,348,666
Total	$1,348,666

H.   Offsetting of Financial and Derivative Assets and Liabilities

	J.P. Morgan	Morgan Stanley
Assets:
Forward foreign exchange contracts*	$2,011,465	$589,715
Total Assets	$2,011,465	$589,715
Liabilities:
Forward foreign exchange contracts*	$-	$6,948
Total Liabilities	$-	$6,948
Net Exposure	$2,011,465	$582,767

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Russell D. Morrison, President
                                                Russell D. Morrison, President

Date  May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Russell D. Morrison
                                        Russell D. Morrison, President

Date  May 29, 2015

By (Signature and Title) /s/ Patrick Hoefling
                                        Patrick Hoefling, Chief Financial Officer

Date  May 29, 2015